IPAIT COMPREHENSIVE ANNUAL FINANCIAL REPORT






                      IOWA PUBLIC AGENCY INVESTMENT TRUST

                                DIVERSIFIED FUND
                       DIRECT GOVERNMENT OBLIGATION FUND





                           FOR THE FISCAL YEAR ENDED
                                 JUNE 30, 1997

                      IOWA PUBLIC AGENCY INVESTMENT TRUST
                                    (IPAIT)




                           FOR THE FISCAL YEAR ENDED
                                 JUNE 30, 1997









                                PREPARED BY THE
                      IOWA PUBLIC AGENCY INVESTMENT TRUST
                               BOARD OF TRUSTEES

                                                               TABLE OF CONTENTS

INTRODUCTORY SECTION..........................................................3

     Letter from the Chair....................................................5
     Management Report........................................................7
     Board of Trustees........................................................8
     Service Providers........................................................9
     Organizational Chart....................................................11

INVESTMENT SECTION...........................................................13

     Fund Facts Summary......................................................15
         Diversified Fund Facts..............................................15
         Direct Government Obligation Fund Facts.............................15
     Diversified Fund and Direct Government Obligation Fund..................16
         Introduction........................................................16
         Risk Profile........................................................18
         Portfolio Composition...............................................19
         Performance Summary.................................................19
         Past Fiscal Year Economic Summary...................................19
         Economic Outlook for Fiscal Year 1998...............................20
     IPAIT Investment Policy.................................................21

FINANCIAL SECTION............................................................29

     Independent Auditor's Report............................................31
     Financial Statements....................................................32
     Financial Highlight.....................................................36
     Notes to Financial Statements...........................................37

STATISTICAL SECTION..........................................................41

     Growth in Fund Units - Diversified Fund and DGO Fund....................43
     Monthly Comparative Yields - Diversified Fund and DGO Fund..............44
     Annual Comparative Yields - Diversified Fund and DGO Fund...............45
     Annual Investment Income - Diversified Fund and DGO Fund................45
     Glossary of Investment Terms............................................46

                              INTRODUCTORY SECTION

IOWA PUBLIC AGENCY INVESTMENT TRUST                    666 WALNUT, P.O. BOX 837
                                                      DES MOINES, IA 50304-0837


August 27, 1997



Dear Fellow IPAIT Participants:

The Iowa Pubic Agency Investment Trust (IPAIT) is pleased to submit to you this Comprehensive Annual Financial Report for the Diversified Fund and the Direct Government Obligation (DGO) Fund for the fiscal year ended June 30, 1997. This, IPAIT's tenth year of serving participant needs, has been another excellent year of operation for the IPAIT cash management program.

IPAIT was created pursuant to Iowa Code Chapter 28E in 1987 to enable eligible Iowa public agencies to safely and effectively invest their available operating and reserve funds. Both the Diversified and DGO portfolios have followed established money market mutual fund investment parameters designed to maintain a $1 per unit net asset value since inception and were registered with the Securities and Exchange Commission (SEC) in accordance with 17 C.F.R. Section 270.2a-7 in May 1993. IPAIT was among the first local government investment pools in the country to do so and has been formally regulated by the SEC since that time.

The program continues to be focused upon its investment objectives as stated in the IPAIT Investment Policy reproduced in the Investment Section elsewhere in this report. These goals, in order of priority are safety of invested principal, followed by maintenance of adequate liquidity, followed by evaluation of available yield. Within these objectives, IPAIT strives to provide participants with the best available rates of return for legally authorized investments.

As IPAIT approaches its second decade of operation, financial and operating highlights from this past year include:

     o Average combined daily investments in the Diversified and DGO portfolios of $269,822,686, up 12.27 percent from last fiscal year.

     o Placement of 72 portfolio certificates of deposit in Iowa financial institutions, representing over $72,000,000.

     o An authorized membership total of 335 public bodies, representing 148 municipalities, 84 counties, 69 municipal utilities and 34 other eligible public agencies.

Use of the program's cash management services continued to expand dramatically throughout the fiscal period, setting a number of new investment records for total funds invested. Total funds invested in the program's Diversified Fund and DGO Fund were higher for each respective day throughout the year than for any previous year in the program's existence, with total funds invested reaching an all-time high of $325,733,936 on April 10, 1997.

This report was prepared in its entirety by the Iowa Public Agency Investment Trust and its various service providers. We take full responsibility for the accuracy of the data and the completeness and fairness of the financial statements, supporting schedules, investment performance statistics and comparisons and various statistical tables found throughout the report.

COMPREHENSIVE ANNUAL FINANCIAL REPORT FORMAT AND CONTENTS

The report is presented in four sections as follows:

INTRODUCTION--contains the Table of Contents, Letter of Transmittal, Management Report, IPAIT Organizational Chart and a listing of the IPAIT Board of Trustees and service providers,

INVESTMENT--contains  a  comprehensive   discussion  of  the  Fund's  investment
performance and operations including the following:

     o Fund Facts--a summary of IPAIT's investment strategy, fund performance comparison to other registered money market fund performance benchmarks including the IBC Financial Data Money Fund Index, and an Economic Environment Overview for the past fiscal year;

     o Complete Portfolio Characteristics--portfolio composition and summaries to include portfolio ownership analysis, weighted-average maturity illustrations and comparisons, maturity analysis, portfolio distribution by security type, historical portfolio asset growth; and

     o  The IPAIT Investment Policy.

FINANCIAL--contains IPAIT's financial statements and the report of independent auditors, KPMG Peat Marwick LLP.

STATISTICAL--includes trend data for the past five years for various program operating components, including total net asset value by type of participant, monthly and annual yield highlights and comparisons, Summary of Operations, and a glossary of investment terms.

On behalf of IPAIT's Board of Trustees, sponsoring associations and service providers, we thank you for your continued support of the Iowa Public Agency Investment Trust and encourage you to contact us with comments and suggestions regarding the operation of the program.

As we begin fiscal year 1997-98, we collectively pledge to continue working together to safely increase interest income for every participant and to provide helpful, convenient cash management related information. Look for us later this year on the internet at www.ipait.org. We will see you there.

Respectfully,



Ken Alberts
Chair, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

                                                             MANAGEMENT'S REPORT




TO IPAIT PARTICIPANTS:


While IPAIT's financial statements and the related financial data contained in this Annual Report have been prepared in conformity with generally accepted accounting principles and such financial statements have been audited by the Independent Auditor, KPMG Peat Marwick LLP, the ultimate accuracy and validity of this information is the responsibility of the management of the Iowa Public Agency Investment Trust Board of Trustees. To carry out this responsibility, the Board of Trustees maintains financial policies, procedures, accounting systems and internal controls which the Board believes provide reasonable, but not absolute, assurance that accurate financial records are maintained and investment assets are safeguarded.

In addition, the three ex-officio trustees meet with the program's service providers and legal counsel to review all aspects of IPAIT performance each month. The Board of Trustees meets quarterly to similarly review program performance and compliance. Every three years, IPAIT is subjected to an extensive review of all services and costs of operation by the IPAIT Board of Trustees. This year's Comprehensive Annual Financial Report (CAFR) will be submitted to the Government Finance Officers Association for consideration for a Certificate of Achievement for Excellence in Financial Reporting.

In the Board's opinion, IPAIT's internal control structure is adequate to ensure that the financial information in this report presents fairly IPAIT's operations and financial condition.

Sincerely,



**Robert Haug
Secretary, Board of Trustees
IOWA PUBLIC AGENCY INVESTMENT TRUST

BOARD OF TRUSTEES

CHAIR
MR. KEN ALBERTS,
DIRECTOR PLANNING & DEVELOPMENT
Cedar Falls Utilities
612 East 12th Street
P.O. Box 769
Cedar Falls, IA 50613-0769
(319) 266-1761
Fax (319) 266-8158

VICE CHAIR
MR. ROBERT HAGEY,
TREASURER
Sioux County Courthouse
210 Central Avenue, SW
P.O. Box 70
Orange City, IA  51041
(712) 737-3505
Fax: (712) 737-2537

SECOND VICE CHAIR
MR. TOM HANAFAN,
MAYOR
City Hall
209 Pearl Street
Council Bluffs, IA  51503
(712) 328-4601
Fax: (712) 328-2137

MR. ROBERT RASMUSSEN,
MAYOR
City Hall
118 South Main
Fairfield, IA  52556
(515) 472-6193
Fax 472-0698

MR. JODY SMITH,
FINANCE OFFICER
City of West Des Moines
P.O. Box 65320
West Des Moines, IA
50265-0320
(515) 222-3600
Fax (515) 222-3640

MR. JIM AHRENHOLTZ,
OFFICE MANAGER
Denison Municipal Utility
16th & 5th Avenue South
P.O. Box 518
Denison, IA  51442
(712) 263-4154
Fax: (712) 263-8767

MR. NORMAN KEHRBERG,
TREASURER
Plymouth County Courthouse
215 4th Avenue SE
LeMars, IA  51031
(712) 546-7078
Fax (712) 546-8796

MR. FLOYD MAGNUSSON,
SUPERVISOR
Webster County
Courthouse
703 Central Avenue
Ft. Dodge, IA  50501
(515) 573-7175
Fax: (515) 573-8228

MR. PAUL OLDHAM,
OFFICE MANAGER
Algona Municipal Utilities
104 West Call
P.O. Box 10
Algona, IA  50511
(515) 295-3584
Fax: (515) 295-3364

In addition to the IPAIT Board of Trustees above, the Executive Directors of the Iowa League of Cities, Iowa State Association of Counties and the Iowa Association of Municipal Utilities serve as Ex-Officio Members of the IPAIT Board.


Shown above, from left to right, are Robert Haug, Executive Director, Iowa Association of Municipal Utilities and IPAIT Secretary to the Board; William Peterson, Executive Director, Iowa State Association of Counties and IPAIT Assistant Secretary to the Board; and Thomas Bredeweg, Executive Director Iowa League of Cities and IPAIT Treasurer to the Board.

                                                               SERVICE PROVIDERS


                             SPONSORING ASSOCIATIONS


                     IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                            6900 NE 14th St., Ste. 27
                              Ankeny, IA 50021-8997
                         Robert Haug, Executive Director
                                  515-289-1999


                              Iowa League of Cities
                                317 Sixth Avenue
                                   Suite 1400
                              Des Moines, IA 50309
                     Thomas G. Bredeweg, Executive Director
                                  515-244-7282


                       IOWA STATE ASSOCIATION OF COUNTIES
                              701 East Court Avenue
                              Des Moines, IA 50309
                     William R. Peterson, Executive Director
                                  515-244-7181

                                   INVESTMENT
                             ADVISOR-ADMINISTRATOR
                           Investors Management Group
                               2203 Grand Avenue
                              Des Moines, IA 50312

                           MARK MCCLURG 515-245-9534
                           KATHRYN BEYER 515-245-9523
                            PAUL KRUSE 515-245-9532


                               CUSTODIAN AND BANK
                            TRUST SERVICES PROVIDER
                            Norwest Bank Iowa, N.A.
                        666 Walnut Street, P.O. Box 837
                              Des Moines, IA 50304

                          BRUCE KIELHORN 515-245-3200
                             JEAN LETH 515-245-3234


                                 LEGAL COUNSEL
            Ahlers, Cooney, Dorweiler, Haynie, Smith & Allbee, P.C.
                          100 Court Avenue, Suite 600
                              Des Moines, IA 50309

                           EDGAR BITTLE 515-246-0312
                          ELIZABETH GROB 515-246-0305


                              INDEPENDENT AUDITOR
                             KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309

                                                            ORGANIZATIONAL CHART


                  IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
                              DIVERSIFIED FUND AND
                       DIRECT GOVERNMENT OBLIGATION FUND

                           ADMINISTRATION FLOW CHART

   ________________________________       ____________________________________
  |    IPAIT BOARD OF TRUSTEES     |     |      SPONSORING ASSOCIATIONS       |
  |                                |     |                                    |
  |       Ken Albert, Chair        |     |                                    |
  |    Robert Hagey, Vice Chair    |     |       Iowa League of Cities        |
  | Tom Hanafan, Second Vice Chair |-----|           Tom Bredeweg             |
  | Robert Rasmussen, Board Member |     | Iowa State Association of Counties |
  |    Jody Smith, Board Member    |     |         William Peterson           |
  |  Jim Ahrenholtz, Board Member  |     |       Iowa Association of          |
  | Norman Kehrberg, Board Member  |     |       Municipal Utilities          |
  | Floyd Magnusson, Board Member  |     |            Bob Haug                |
  |   Paul Oldham, Board Member    |     |                                    |
  |________________________________|     |____________________________________|
                  |
                  |
    ______________|_________________________________________________________
   |         |          |         |           |               |             |
   |  _______|_________ | ________|__________ | ______________|____________ |
   | | IPAIT CUSTODIAN |||     IPAIT BANK    |||  IPAIT INVESTMENT ADVISOR ||
   | |                 |||   TRUST SERVICES  |||                           ||
   | |Norwest Bank Iowa||| Norwest Bank Iowa ||| Investors Management Group||
   | |   Jean Leth     |||   Bruce Kiehorn   |||         Paul Kruse        ||
   | |_________________|||___________________|||___________________________||
  _|_________________   |              _______|____________________         |
 |   LEGAL COUNSEL    | |             |       IPAIT AUDITOR        |        |
 |  Ahlers, Cooney,   | |             |                            |        |
 | Dorweiler, Haynie, | |             |   KPMG Peat Marwick LLP    |        |
 |Smith & Allbee, P.C.| |             |CERTIFIED PUBLIC ACCOUNTANTS|        |
 | ATTORNEYS AT LAW   | |             |                            |        |
 |    Edgar Bittle    | |             |                            |        |
 |____________________| |             |____________________________|        |
                        |                                                   |
          ______________|_______________        ____________________________|_
         |     IPAIT ADMINISTRATION     |      |        IPAIT PROGRAM         |
         |                              |      |         DEVELOPMENT          |
         |  Investors Management Group  |      |  Investors Management Group  |
         |       Mark McClurg           |      |        Paul Kruse            |
         |______________________________|      |______________________________|

                               INVESTMENT SECTION

                                                              FUND FACTS SUMMARY

                             DIVERSIFIED FUND FACTS
                              AS OF JUNE 30, 1997

INVESTMENT  STRATEGY/GOALS:  To  provide a safe,  liquid,  effective  investment alternative for the operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies by jointly investing participant funds in a professionally managed portfolio of short-term, high-quality, legally authorized marketable securities.

DATE OF INCEPTION:  November 13, 1987

TOTAL NET ASSETS:  $199 million

BENCHMARKS:  IBC U.S.  Government & Agencies Money Fund Report Index,  Iowa Code
   Chapter 74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of current income from investment in a portfolio of U.S. government and agency securities and other authorized securities collateralized by U.S. government and agency securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISOR: Investors Management Group

MANAGEMENT FEES: Fifteen basis points (0.15%)

TOTAL EXPENSE RATIO: Fifty-six basis points (0.56%)

                 DIRECT GOVERNMENT OBLIGATION (DGO) FUND FACTS
                              AS OF JUNE 30, 1997

INVESTMENT STRATEGY/GOALS: To provide a safe, liquid, effective investment alternative for the bond proceeds, operating and reserve funds for Iowa's municipalities, counties, municipal utilities and other eligible public agencies that are limited to investment in only direct obligations of the U.S. government by jointly investing participant funds into a professionally managed portfolio of short-term, eligible marketable securities.

DATE OF INCEPTION:  September 1, 1988

TOTAL NET ASSETS:  $59 million

BENCHMARKS:  IBC U.S. Treasury & Repo Money Fund Report Index, Iowa Code Chapter
   74A 32-89 day Public Funds Rates, and Iowa Code Chapter 74A 90-179 day Public Funds Rates.

PERFORMANCE OBJECTIVE: To provide the highest level of income from investment in a portfolio of U.S. government securities as is consistent with, in order of priority, preservation of principal and provision of necessary liquidity.

INVESTMENT ADVISOR:  Investors Management Group

MANAGEMENT FEES:  Fifteen basis points (0.15%)

TOTAL EXPENSE RATIO:  Fifty-eight basis points (0.58%)

DIVERSIFIED FUND AND
DIRECT GOVERNMENT OBLIGATION FUND

                           INVESTMENT RESULTS REVIEW
                        FISCAL YEAR ENDED JUNE 30, 1997

INTRODUCTION

The Diversified Fund and the Direct Government Obligation (DGO) Fund are each short-term investment pools of high-quality money market instruments. Each pool has been registered since May of 1993 with the Securities and Exchange Commission (SEC) under the federal Investment Company Act of 1940 and each is operated in accordance with 17 C.F.R. Section 270.2a-7 (Rule 2a-7). Each pool complied voluntarily with all Rule 2a-7 money market fund operating guidelines from inception until formal registration in 1993.

The Diversified Fund is made up of a professionally managed portfolio of U.S. government and federal agency securities and collateralized certificates of deposit of Iowa financial institutions and perfected repurchase agreements, each collateralized by U.S. government and federal agency securities. The Diversified Fund is typically used for the investment of all public funds subject to the Iowa public funds statutory provisions invested by a participant unless other participant-specific investment restrictions exist.

The DGO Fund is identical in every respect to the Diversified Fund except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations. The DGO Fund is typically used to invest those public funds of a participant that are subject to more stringent investment restrictions than those provided by Iowa public funds statutes, for example bond proceeds whose investment alternatives may be limited to the types of securities found in the DGO Fund.

The investment objective of both the Diversified Fund and the DGO Fund is to provide as high a level of current income as is consistent with preservation of invested principal and provision of adequate liquidity to meet participants' daily cash flow needs. As a general policy, all purchased securities will be held until they mature. However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of authorized investments. Summaries of all securities trades for each Fund are provided monthly to the IPAIT Board of Trustees for review.

Both portfolios have been managed by Investors Management Group, IPAIT's Des Moines, Iowa based investment advisor, since inception. Aggregate cash flows for each Fund are monitored daily and compared to respective Fund cash flow patterns of previous periods. Fund cash flow patterns throughout the fiscal period, as compared to previous years, have traditionally been generally repetitive. Ten years of operating history create a very helpful tool to gauge necessary pool liquidity needs.

Both the Diversified Fund and the DGO Fund follow a fundamental strategy of investing when interest rates rise and fund cash flows provide liquidity for purchases. In addition, the Diversified Fund actively monitors rates offered by Iowa financial institutions for public funds certificates of deposit which are collateralized according to Iowa statutory requirements. Institutions experiencing strong loan demand typically offer rates that are at or above those available for marketable securities, presenting a helpful portfolio investment alternative.

To assure adequate liquidity for anticipated and unanticipated participant withdrawals, IPAIT continually monitors the weighted-average maturity (WAM) of both the Diversified Fund and the DGO Fund. Each Fund's WAM is similarly compared to the IBC Financial Data average for all registered money market funds. Presented in the previous column is the WAM for each Fund as compared to the IBC Financial Data average for all similar registered money market funds for the fiscal period.

Each Fund accrues interest income daily and pays accrued income monthly to participant accounts. Interest is paid on the first business day of the month following accrual. Daily income amounts are calculated by the amortized cost method. Under this method, a security is initially valued at cost on the date of purchase and, thereafter, any premium or discount is amortized on a straight-line basis to maturity.

The IPAIT Administrator-Advisor values each Fund's portfolio weekly at current market value, based upon actual market quotations. Each Fund's current market valuation is compared to that Fund's current amortized cost basis. In accordance with the established operating parameters of Rule 2a-7 and IPAIT's internal controls and procedures, any deviation in net asset value based upon available market quotations from each Fund's $1.00 amortized cost per unit is carefully monitored. Deviations may never exceed 0.5 percent and historically have never exceeded 0.1 percent. Illustrated on the previous page are the amortized cost versus market value per unit comparisons for the past three fiscal years for each Fund.

The Diversified Fund's investment performance is regularly compared to three established benchmarks, the IBC Financial Data average rate for all registered Rule 2a-7 money market funds investing in U.S. government and federal agency securities, the Iowa Code Chapter 74A rate for 32-89, and 90-179 day certificates of deposit issued by Iowa financial institutions for public funds in the state. The DGO Fund is similarly compared to the IBC Financial Data average rate for all Rule 2a-7 money market funds that invest in only direct obligations of the U. S. government as well as the Iowa Code Chapter 74A rates for 32-89 and 90-179 day certificates of deposit.

The Iowa Code Chapter 74A rates are distributed monthly by the state Treasurer's office for various investment periods and are intended to be the minimum rates at which Iowa financial institutions can accept public funds for timed deposits. While a public body must commit funds for minimum periods of time to access the Chapter 74A rates, IPAIT's Diversified Fund and DGO Fund typically offer rates at or above the Chapter 74A benchmarks with complete daily liquidity.

RISK PROFILE

Both the Diversified Fund and the DGO Fund are low in risk profile. Both Funds limit portfolio investments to

1. No single portfolio investment may exceed 365 days to maturity and

2. The weighted average maturity (WAM) may never exceed 90 days.

In addition to the above investment maturity restrictions common to both Funds, the Diversified Fund limits itself to U.S. government and federal agency securities and perfected repurchase agreements collateralized by U.S. government and federal agency securities and Iowa financial institution certificates of deposit similarly collateralized. The DGO Fund further limits itself to only direct obligations of the U. S. government and perfected repurchase agreements collateralized by direct obligations of the U.S. government.

This combination of short average maturities and extremely high-quality credit instruments provides eligible Iowa public funds investors with a safe, effective investment alternative.

PORTFOLIO COMPOSITION

As noted previously, both the Diversified Fund and the DGO Fund carefully limit themselves to high credit-quality securities. In addition, IPAIT monitors a broad array of economic indicators as well as activities of the Federal Reserve Board to be able to position each Fund's WAM to take advantage of projected interest rate environments. As yields were declining through the first four months of the fiscal period, each Fund's average maturity was somewhat longer than on average. Each Fund's WAM was maintained shorter than the IBC Index for the balance of the fiscal period in anticipation of increasing rates.

It is important to note that portfolio liquidity needs for the program must control evaluation of alternative portfolio management opportunities at all times. If historical cash flow analysis indicates that participants will need to withdraw funds in the aggregate, material extension of either Fund's portfolio is not a viable alternative.

PERFORMANCE SUMMARY

For the one-year period ended June 30, 1997, the Diversified Fund and DGO Fund reported a ratio of net income to average net assets of 4.92 percent and 4.84 percent respectively, net of all operating expenses. This figure exceeded the IBC Indices for each Fund, which returned 4.72 percent and 4.68 percent respectively for the fiscal period.

Although both the Diversified Fund and the DGO Fund are liquidity pools, their performance over time has consistently exceeded the IBC Index as illustrated below.

PAST FISCAL YEAR ECONOMIC SUMMARY

At the beginning of fiscal year 1997, fears of an overheating economy dominated the fixed income horizon. Substantial gains in payroll employment triggered concerns that inflationary pressures might be on the increase. Although inflation had not shown signs of accelerating, many economists were concerned that the Federal Reserve might raise short-term interest rates as a preemptive measure to combat the possibility of developing inflationary pressures. Historically, inflation has typically accelerated as the national economy approaches full employment. Economic growth, however, actually moderated in the third and fourth calendar quarters of the year, negating any need for the Federal Reserve to take action. In the first few months of calendar 1997, the economy began to surge ahead, led by consumer spending. The unemployment rate continued to decline, falling below 5 percent; wages began to steadily rise; and consumer confidence soared to record levels. In reaction to an economy that appeared on the verge of dramatic expansion, the Federal Reserve did raise the federal funds rate by 0.25 percent in March 1997. Concerns that increasing wage pressures and excess consumer demand might trigger higher inflation finally triggered action. Following the March increase, the economy once again slowed to a more moderate pace.

ECONOMIC OUTLOOK FOR FISCAL YEAR 1998

Consumer fundamentals remain strong as we begin the new fiscal year. Employment is robust, with unemployment rates below 5 percent and incomes rising faster than inflation. Consumer spending may once again lead to a surge in economic growth.

It is not always the speed of growth that leads to inflation, but the composition of the growth. Over the last few years, much of our national economic growth has resulted from business investment spending. Capital spending tends to be deflationary, expanding production capacity and preventing supply bottlenecks.

Investment spending to increase capital capacity is "good growth" from an inflationary perspective. Conversely, high levels of consumer spending can produce "bad growth". Increases in demand for goods and service inevitably lead to bottlenecks as demand exceeds supply, triggering higher inflation.

If "bad growth" outweighs "good growth", the Federal Reserve may be forced again to increase short-term interest rates to attempt to slow consumer spending. Manufacturing indexes are beginning to show signs of backlogs developing and the Fed is monitoring these and other measures of inflationary pressures closely.

Fed policy is already somewhat restrictive. Today's federal funds rate is 5.50 percent, more than twice the level of consumer price inflation. Although the Fed may need to raise rates a bit more, one or two additional quarter percent moves should cool any potential overheating.

Further Fed rate hikes are not currently priced into the market. Three-month and six-month Treasury bills yield less than the federal funds rate. Until yields more accurately reflect the potential for higher short-term rates, we plan to keep the average maturity of the portfolio at approximately 40 days, somewhat shorter than at other times.

As always, management of the Diversified Fund and the DGO Fund stresses the cash management program's three fundamental investment objectives: 1.) safety of invested principal, 2.) necessary liquidity, and 3.) competitive rates, in that order of priority.

                                                         IPAIT INVESTMENT POLICY

SECTION 1--SCOPE OF INVESTMENT POLICY

The Investment Policy of the Iowa Public Agency Investment Trust (IPAIT) shall apply to all funds invested on behalf of participants accounted for in the IPAIT financial statements. Each investment made pursuant to this Investment Policy must be authorized by applicable law and this written Investment Policy.

This Investment Policy is intended to comply with Iowa Code chapters 28E, 12B and 12C.

Upon passage and upon future amendment, if any, copies of this Investment Policy shall be delivered to all of the following:

     1.  The IPAIT Board of Trustees.

     2.  All IPAIT depository institutions or fiduciaries.

     3.  The auditor engaged to audit any fund of IPAIT.


SECTION 2--FUNDAMENTAL INVESTMENT RESTRICTIONS

     A.  Unless otherwise specified below, none of the portfolios will:

          1. Invest more than 5 percent of the value of their total assets in the securities of any one federally insured Iowa depository institution (other than securities of the U.S. government or its agencies or instrumentalities).

          2. Invest 25 percent or more of the value of their total assets in the securities of issuers con ducting their principal business activities in any one industry, including financial institutions. This restriction does not apply to securities of the U.S. government or its agencies and instrumentalities and repurchase agreements relating thereto.

          3. Issue any senior securities (as defined in the Investment Company Act of 1940, as amended).

          4. Mortgage, pledge or hypothecate their assets.

          5. Make short sales of securities or maintain a short position.

          6. Purchase any securities on margin.

          7. Write, purchase or sell puts, calls or combinations thereof.

          8. Purchase or sell real estate or real estate mortgage loans.

          9. Invest in restricted securities or invest more than 10 percent of the Portfolio's net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation.

         10. Underwrite the securities of other issuers.

         11. Invest in any securities in contravention of the provisions of Rule 2a-7 of the Investment Company Act of 1940 as it presently exists or as it may hereafter be amended.

     B.  Prohibited Investments

     Assets of IPAIT shall not be invested in the following:

          1. Reverse repurchase agreements.

          2. Futures and options contracts.

          3. Any security with a remaining maturity of more than 365 days from the date of purchase not withstanding the provisions of Rule 2a-7 or any other provisions of state or federal law relating to the operation of the Trust.

     C.  Prohibited Investment Practices

     The following investment practices are prohibited:

          1. Trading of securities for speculation or the realization of short-term trading gains.

          2. Investing pursuant to a contract providing for the compensation of an agent or fiduciary based upon the performance of the invested assets.

          3. If a fiduciary or other third party with custody of public investment transaction records of IPAIT fails to produce requested records when requested by IPAIT or its agents within a reasonable time, IPAIT shall make no new investment with or through the fiduciary or third party and shall not renew maturing investments with or through the fiduciary or third party.

     D.  Management Policies and Procedures

Following are the fundamental management policies and procedures for IPAIT. All investments shall be maintained in separate IPAIT custodial accounts, segregated by Portfolio on behalf of IPAIT Participants.

          1. Each purchase or sale of a security must be handled on a delivery versus payment (DVP) basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the IPAIT Custodian. Conversely, a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

          2. "Free delivery" transactions are prohibited. The Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered.

          3. Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Advisor to the Board of Trustees. If such deviation exceeds 0.5 percent, the Advisor will consider what action, if any, should be initiated to reason ably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

          4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements, and other similar speculative transactions are expressly prohibited.

          5. IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

          6. IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average-dollar-weighted maturity of a portfolio greater than 90 days.

          7. IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments.

          8. IPAIT may not make loans, provided that IPAIT may make Permitted Investments.

          9. IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

The above investment restrictions shall not be changed without the vote of a majority of the Participants in a Portfolio. "Majority" means the lesser of (a) 67 percent of the Trust's or a Portfolio's outstanding Trust Units voting at a meeting of the Participants at which more than 50 percent of the outstanding Trust Units are represented in person or by proxy or (b) a majority of the Trust's or a Portfolio's outstanding Trust Units.

Provided, however, the Trust may invest Portfolio assets pursuant to the maximum extent possible by Iowa law governing investments by public agencies and Rule 2a-7 and any change in the restrictions of the Iowa law governing investments by public agencies and Rule 2a-7 shall be deemed to be adopted by the Trust, and such change shall not require the approval of the Participants.

Any investment restrictions or limitations referred to above which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


SECTION 3--DELEGATION OF AUTHORITY

The responsibility for conducting IPAIT investment transactions resides with the IPAIT Board of Trustees. Certain responsibilities have been delegated to the Administrator-Advisor, the Custodian and the Bank Trust Services provider (the "Service Providers") pursuant to the Administrator-Advisor Agreement, the Custodian Agreement and the Bank Trust Services Agreement with amendments as may be adopted from time to time and the current Information Statement (the "Documents").

Each Service Provider shall individually notify the IPAIT Board of Trustees in writing within 30 days of receipt of all communications from the auditor of any Service Provider or any regulatory authority of the existence of a material weakness in internal control structure of the Service Provider or regulatory orders or sanctions regarding the type of services being provided to IPAIT by the Service Provider.

The records of investment transactions made by or on behalf of IPAIT are public records and are the property of IPAIT whether in the custody of IPAIT or in the custody of a fiduciary or other third party.


SECTION 4--OBJECTIVES OF INVESTMENT POLICY

The primary objectives, in order of priority, of all investment activities involving the financial assets of IPAIT shall be the following:

    1. Safety: Safety and preservation of principal in the overall portfolio is the foremost investment objective.

    2.  Liquidity:   Maintaining  the  necessary  liquidity  to  match  expected liabilities is the second investment objective.

    3.  Return: Obtaining a reasonable return is the third investment objective.


SECTION 5--PRUDENCE

The Board of Trustees, when providing for the investment of deposit of public funds in the IPAIT program, shall exercise the care, skill, prudence and diligence under the circumstances then prevailing that a person acting in a like capacity and familiar with such matters would use to attain the Section 4 investment objectives.


SECTION 6--INSTRUMENTS ELIGIBLE FOR INVESTMENT

Assets of IPAIT may be invested in the following, all as more fully described in the IPAIT Information Statement:

    o   Obligations of the U.S. government, its agencies and instrumentalities.

    o Certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to chapter 12C.

    o Repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that the Custodian takes delivery of the collateral either directly or through an authorized custodian.

All instruments eligible for investment are further qualified by all other provisions of this Investment Policy, including Section 8, Diversification and Investment Maturity Limitations.


SECTION 7--DIVERSIFICATION AND INVESTMENT MATURITY LIMITATIONS

It is the policy of IPAIT to diversify portfolio investments in the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. As described in the Information Statement, portfolio investments in the Diversified Portfolio and the Direct Government Obligation Portfolio are limited to the following:

    1.  No individual investment may exceed 365 days in length.

    2. The maximum average maturity of all portfolio investments may not exceed 90 days.

Pursuant to IPAIT policies as disclosed in the Documents, Participants may also individually invest in Fixed Term Program investments.


SECTION 8--SAFEKEEPING AND CUSTODY

All invested assets of Participants in the Portfolios shall be held in accordance with the Custodian Agreement.

All invested assets eligible for physical delivery shall be secured by having them held at a third-party custodian. All purchased investments shall be held pursuant to a written third-party custodial agreement requiring delivery versus payment. No assets may be delivered out of the IPAIT account without full payment (no "free deliveries" shall be permitted).


SECTION 9--REPORTING

The Service Providers shall submit all reports required in the Documents.


SECTION 10--INVESTMENT POLICY REVIEW AND AMENDMENT

This Investment Policy shall be reviewed annually or more frequently as appropriate. Notice of amendments to the Investment Policy shall be promptly given to all parties noted in Section 1.

SECTION 11--EFFECTIVE DATE

This Investment Policy shall be effective as of May, 1993:

Passed and approved this 20th day of April, 1993.



                                    IOWA PUBLIC AGENCY INVESTMENT TRUST


                                    by  ___/s/__Ken Alberts____________________
                                            Ken Alberts, Chairman


Attest:


___/s/__Robert Haug____________________
Robert Haug

                               FINANCIAL SECTION

                                                    INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Unitholders
Iowa Public Agency Investment Trust:

We have audited the accompanying statements of net assets of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust (the Trust Portfolios) as of June 30, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended June 30, 1997 for the Diversifed Portfolio and the nine-year period ended June 30, 1997 for the Direct Government Obligation Portfolio. These financial statements and the financial highlights are the responsibility of the Trust Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Diversified Portfolio and the Direct Government Obligation Portfolio of the Iowa Public Agency Investment Trust as of June 30, 1997, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP

Des Moines, Iowa
August 1, 1997

FINANCIAL STATEMENTS

          IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1997
                       (SHOWING PERCENTAGE OF NET ASSETS)
                                                                            YIELD AT
        PAR                                                                  TIME OF                            AMORTIZED
       VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
__________________________________________________________________________________________________________________________
DISCOUNTED GOVERNMENT SECURITIES -- 0.78%
$   1,545,000         Federal Home Loan Mtge Corp.-Disc. Note                5.67%          07/01/97        $   1,545,000
                                                                                                            -------------
                      TOTAL (cost-- $1,545,000)                                                             $   1,545,000
                                                                                                            -------------
COUPON SECURITIES -- 45.11%
$   4,000,000         Federal Farm Credit Bank, 5.93%                        5.51%          07/01/97        $   4,000,000
      695,000         Federal Farm Credit Bank, 5.93%                        5.52%          07/01/97              695,000
    1,000,000         Federal Home Loan Bank, 6.525%                         5.71%          07/11/97            1,000,197
    2,000,000         Federal Home Loan Mortgage Corp., 5.95%                5.69%          07/15/97            2,000,135
    5,000,000         Federal Natl. Mtge. Assoc., Variable Rate,5.25%*       5.14%          07/16/97            4,999,885
    1,000,000         Federal Home Loan Bank, 5.85%                          5.57%          07/18/97            1,000,076
      515,000         Federal National Mtge. Assoc., 8.80%                   5.53%          07/25/97              516,070
    1,000,000         Federal National Mtge. Assoc., 8.80%                   5.52%          07/25/97            1,002,106
    7,500,000         Fed. Nat'l Mtge. Assoc., Variable Rate, 5.25%*         5.28%          07/28/97            7,497,496
      500,000         Federal Farm Credit Bank, 5.38%                        5.89%          08/01/97              499,734
    2,500,000         U.S. Treasury Note, 6.50%                              6.05%          08/15/97            2,501,299
    2,500,000         U.S. Treasury Note, 6.50%                              5.45%          08/15/97            2,503,124
    5,000,000         Federal Home Loan Bank, 9.20%                          5.36%          08/25/97            5,028,412
    7,500,000         Fed. Farm Credit Bank, Variable Rate, 5.36%*           5.34%          10/01/97            7,499,603
    5,000,000         Fed. Farm Credit Bank, Variable Rate, 5.66%*           5.51%          10/01/97            4,999,719
    5,000,000         Federal Home Loan Bank, Variable Rate, 5.52%*          5.34%          10/02/97            4,999,007
    4,000,000         Federal Farm Credit Bank, 11.90%                       5.85%          10/20/97            4,071,084
    3,000,000         Federal National Mtge. Assoc., 5.53%                   5.62%          10/29/97            2,998,988
    3,000,000         Federal Home Loan Mortgage Corp., 5.52%                5.71%          11/06/97            2,997,973
    7,500,000         Fed. Nat'l Mtge. Assoc., Variable Rate, 5.53%*         5.47%          12/03/97            7,497,830
    1,000,000         Federal Home Loan Bank, Variable Rate, 5.67%*          5.36%          12/15/97              999,854
    2,500,000         Federal Home Loan Bank, 5.81%                          6.11%          01/23/98            2,495,023
    1,500,000         Student Loan Marketing Assn, 7.00%                     6.08%          03/03/98            1,508,801
    2,500,000         Federal Farm Credit Bank, 5.45%                        6.07%          03/03/98            2,489,971
    2,000,000         Federal Home Loan Mortgage Corp., 5.19%                5.86%          03/11/98            1,990,800
    1,000,000         Federal Home Loan Mortgage Corp., 5.40%                6.07%          03/16/98              995,452
    1,000,000         Federal National Mtge. Assoc., 5.71%                   5.88%          03/18/98              998,860
   10,000,000         Federal Natl. Mtge. Assoc., Variable Rate, 5.58%*      5.84%          04/15/98            9,996,895
                                                                                                            -------------
                      TOTAL (cost-- $89,783,394)                                                            $  89,783,394
                                                                                                            -------------
CERTIFICATES OF DEPOSIT-- 13.41%
$   1,000,000          First State Bank, Conrad                              5.80%          07/02/97        $   1,000,000
    2,000,000          Community First State Bank, Decorah                   5.80%          07/07/97            2,000,000
      250,000          Citizens Bank, Sac City                               5.60%          07/08/97              250,000
    1,000,000          First State Bank, Conrad                              5.70%          07/16/97            1,000,000
      500,000          Peoples State Bank, Elkader                           5.65%          07/21/97              500,000
      150,000          Community Bank, Preston                               5.87%          07/21/97              150,000
    1,000,000          Union State Bank, Monona                              5.65%          07/23/97            1,000,000
    1,000,000          First State Bank, Conrad                              5.63%          07/24/97            1,000,000
      500,000          Farmers State Bank, Hawarden                          5.80%          08/04/97              500,000
    1,000,000          Heritage Bank, Holstein                               5.80%          08/11/97            1,000,000
    2,500,000          Bankers Trust, Des Moines                             5.75%          08/11/97            2,500,000
      500,000          Peoples State Bank, Elkader                           5.65%          08/18/97              500,000
      500,000          Citizens Bank, Sac City                               6.00%          08/21/97              500,000
      250,000          Ft. Madison Bank & Trust, Ft. Madison                 6.05%          08/21/97              250,000
      500,000          First State Bank, Nora Springs                        6.10%          08/29/97              500,000

*Denotes floating rate investment with interest rate as of June 30, 1997.
See accompanying notes to financial statements.

                                                            FINANCIAL STATEMENTS

          IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIVERSIFIED PORTFOLIO
              STATEMENT OF NET ASSETS -- JUNE 30, 1997 (CONTINUED)
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                            YIELD AT
        PAR                                                                  TIME OF                            AMORTIZED
       VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
__________________________________________________________________________________________________________________________
$   1,500,000         Mercantile Bank of Eastern Iowa, Mt. Pleasant          5.75%          09/15/97        $   1,500,000
      500,000         Peoples Bank & Trust, Rock Valley                      5.75%          09/16/97              500,000
    1,000,000         St. Ansgar State Bank, St. Ansgar                      6.20%          09/19/97            1,000,000
    1,000,000         First State Bank, Conrad                               5.95%          09/30/97            1,000,000
    2,500,000         Bankers Trust, Des Moines                              5.95%          10/06/97            2,500,000
      300,000         Miles Savings Bank, Miles                              6.00%          10/17/97              300,000
      150,000         Community Bank, Preston                                5.97%          10/20/97              150,000
      500,000         Mid-Iowa Savings Bank, Newton                          6.01%          10/20/97              500,000
    2,000,000         Heritage Bank, Holstein                                5.95%          10/27/97            2,000,000
      300,000         First State Bank, Ida Grove                            5.95%          12/01/97              300,000
    1,000,000         Peoples State Bank, Elma                               5.95%          12/22/97            1,000,000
      250,000         Ft. Madison Bank & Trust, Ft. Madison                  6.10%          02/18/98              250,000
      200,000         Northwestern State Bank, Orange City                   5.90%          02/27/98              200,000
      500,000         Union State Bank, Winterset                            5.95%          02/27/98              500,000
      500,000         First Bank & Trust, Rock Rapids                        5.90%          03/04/98              500,000
    1,000,000         St. Ansgar State Bank, St. Ansgar                      6.05%          03/25/98            1,000,000
      250,000         Citizens Bank, Sac City                                6.30%          04/09/98              250,000
      400,000         Exchange Bank, Collins                                 6.30%          04/15/98              400,000
      200,000         Maxwell State Bank, Maxwell                            6.25%          04/22/98              200,000
                                                                                                            -------------
                      TOTAL (cost-- $26,700,000)                                                            $  26,700,000
                                                                                                            -------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 40.10%
$  39,912,000         Merrill Lynch, Repurchase Agreement                    6.00%          07/01/97        $  39,912,000
   39,913,000         Smith Barney, Repurchase Agreement                     6.03%          07/01/97           39,913,000
                                                                                                            -------------
                      TOTAL (cost-- $79,825,000)                                                            $  79,825,000
                                                                                                            -------------

TOTAL INVESTMENTS-- 99.40% (cost-- $197,853,394)                                                            $ 197,853,394
                      EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- .60%
                      (Includes $54,459 payable to IMG and $867,864
                      dividends payable to unitholders)                                                     $   1,195,696
                                                                                                            -------------
                      NET ASSETS-- 100%
                      Applicable to 199,049,090 outstanding units                                           $ 199,049,090
                                                                                                            =============

                      NET ASSET VALUE:                                                                      $        1.00
                      Offering and redemption price per unit ($199,049,090                                  =============
                      divided by 199,049,090 units outstanding)


See accompanying notes to financial statements.


  IOWA PUBLIC AGENCY INVESTMENT TRUST -- DIRECT GOVERNMENT OBLIGATION PORTFOLIO
                    STATEMENT OF NET ASSETS -- JUNE 30, 1997
                       (SHOWING PERCENTAGE OF NET ASSETS)

                                                                          YIELD AT
      PAR                                                                  TIME OF                            AMORTIZED
     VALUE                          DESCRIPTION                           PURCHASE         DUE DATE             COST
________________________________________________________________________________________________________________________
COUPON SECURITIES --16.20%
$   1,000,000         U.S. Treasury-Note, 8.50%                              5.38%          07/15/97        $ 1,001,163
    1,000,000         U.S. Treasury-Note, 5.88%                              5.37%          07/31/97          1,000,396
    1,500,000         U.S. Treasury-Note, 5.88%                              5.45%          07/31/97          1,500,505
    1,000,000         U.S. Treasury-Note, 5.88%                              5.33%          07/31/97          1,000,422
    1,500,000         U.S. Treasury-Note, 6.50%                              6.03%          08/15/97          1,500,815
    1,500,000         U.S. Treasury-Note, 7.25%                              5.75%          02/15/98          1,513,574
    1,000,000         U.S. Treasury-Note, 7.25%                              5.84%          02/15/98          1,008,486
    1,000,000         U.S. Treasury-Note, 6.13%                              6.02%          03/31/98          1,000,774
                                                                                                            ------------
                      TOTAL (cost-- $9,526,135)                                                             $ 9,526,135
                                                                                                            ------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 83.82%
$  49,310,000         Smith Barney, Repurchase Agreement                     5.96%          07/01/97        $49,310,000
                                                                                                            ------------
                      TOTAL (cost-- $49,310,000)                                                            $49,310,000
                                                                                                            ------------

                      TOTAL INVESTMENTS-- 100.02% (cost-- $58,836,135)                                      $58,836,135

                      EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES--  (.02%)
                      (Includes $15,790 payable to IMG and $236,300
                      dividends payable to unitholders)                                                     $   (10,455)
                                                                                                            ------------
                      NET ASSETS-- 100%
                      Applicable to 58,825,680 outstanding units                                            $58,825,680
                                                                                                            ============

                      NET ASSET VALUE:                                                                      $      1.00
                      Offering and redemption price per unit ($58,825,680                                   ============
                      divided by 58,825,680 units outstanding)




See accompanying notes to financial statements.

                       Iowa Public Agency InvestmeNT TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1997

                                                            DIRECT GOVERNMENT
                                    DIVERSIFIED PORTFOLIO  OBLIGATION PORTFOLIO

INVESTMENT INCOME:
  Interest                              $ 11,734,493           $ 3,033,698
                                        ------------           -----------

EXPENSES:
  Investment advisory, administrative,
     and program support fees                675,479               184,323
  Custody and bank trust services fees       264,103                69,984
  Distribution fees                          213,836                55,987
  Other fees and expenses                     53,457                13,998
                                        ------------           -----------
TOTAL EXPENSES                             1,206,875               324,292
                                        ------------           -----------

NET INVESTMENT INCOME                   $ 10,527,618           $ 2,709,406
                                        ============           ===========







                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
                          FOR THE YEARS ENDED JUNE 30,

                                                                                                 Direct Government
                                                       Diversified Portfolio                    Obligation Portfolio
                                                     1997               1996                 1997                  1996
                                                _________________________________________________________________________
From Investment Activities:
   Net investment income distributed
     to unitholders                             $  10,527,618      $    9,810,282      $   2,709,406        $   2,429,570
                                                =============      ==============      =============        =============

From Unit Transactions:
   (at constant net asset value of $1 per unit)
   Units sold                                   $ 690,467,870      $  791,179,123      $   20,560,746       $  33,201,098
   Units issued in reinvestment
     of dividends from net investment income       10,527,618           9,810,282           2,709,406           2,429,570
   Units redeemed                                (694,397,980)       (792,907,257)        (29,762,357)        (26,391,156)
                                                -------------      --------------      --------------       --------------
   Net increase in net assets derived from
     unit transactions                              6,597,508           8,082,148          (6,492,205)         (9,239,512)

Net assets at beginning of year                   192,451,582         184,369,434          65,317,885          56,078,373
                                                -------------      --------------      --------------       -------------

Net assets at end of year                       $ 199,049,090      $  192,451,582      $   58,825,680       $  65,317,885
                                                =============      ==============      ==============       =============



See accompanying notes to financial statements.

SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,       1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
_________________________________________________________________________________________________________________________________

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period           $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income             .049      .051      .049      .029      .030      .047      .066      .077      .081      .069

Dividends Distributed            (0.49)    (.051)    (.049)    (.029)    (.030)    (.047)    (.066)    (.077)    (.081)    (.069)
                              ---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                              ===================================================================================================

Total Return                     4.92%     5.11%     4.86%     2.88%     2.98%     4.67%     6.68%     7.73%     8.09%     6.90%

Ratio of Expenses to
Average Net Assets               0.56%     0.57%     0.57%     0.57%     0.57%     0.62%     0.66%     0.67%     0.65%     0.24%

Ratio of Net Income to
Average Net Assets               4.92%     5.11%     4.86%     2.88%     2.98%     4.67%     6.68%     7.73%     8.09%     6.90%

Net Assets,
End of Period (000 Omitted)   $199,049  $192,452  $184,369  $164,149  $175,721  $182,899  $198,367  $129,980  $102,289  $ 69,324


SELECTED DATA FOR A UNIT OF EACH
PORTFOLIO OUTSTANDING THROUGH
EACH PERIOD ENDED JUNE 30,       1997      1996      1995      1994      1993      1992      1991      1990      1989*
________________________________________________________________________________________________________________________
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period           $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income             .048      .050      .048      .028      .028      .041      .066      .078      .083

Dividends Distributed            (.048)    (.050)    (.048)    (.028)    (.028)    (.041)    (.066)    (.078)    (.083)
                              -----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                              =========================================================================================

Total Return                     4.84%     5.03%     4.82%     2.77%     2.76%     4.06%     6.64%     7.77%     8.32%

Ratio of Expenses to
Average Net Assets               0.58%     0.58%     0.58%     0.58%     0.58%     0.61%     0.66%     0.65%     0.66%

Ratio of Net Income to
Average Net Assets               4.84%     5.03%     4.82%     2.77%     2.76%     4.06%     6.64%     7.77%     8.32%

Net Assets,
End of Period (000 Omitted)   $ 58,826  $ 65,318  $ 56,078  $ 31,152  $ 19,026  $ 16,475  $  7,441  $ 15,467  $    800


*From Commencement of Operations (September 1, 1988).
See accompanying notes to financial statements.

(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       ORGANIZATION

       Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorized Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation (DGO) Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. These financial statements include activities of the Diversified and DGO portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. The objective of the FTA Investment Program is to provide individual public agency direct ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor and Administrator.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

       INVESTMENTS IN SECURITIES

       The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

       IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

       Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

       Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one is the most secure investment category description.

       Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

       In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At June 30, 1997, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $81,839,748 and $50,320,000 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

       UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

       IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

       INCOME TAXES

       IPAIT is exempt from federal and state income tax.

       FEES AND EXPENSES

       Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .10 percent of the average daily net asset value up to $250 million for program support fees. For the year ended June 30, 1997 the Diversified Portfolio and the Direct Government Obligation Portfolio paid $675,479 and $184,323, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the year ended June 30, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $264,103 and $69,984, respectively to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .10 percent of the daily net asset value of the portfolios. For the year ended June 30, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $117,582 and $49,451 respectively to the Iowa League of Cities, $24,847 and $6,536, respectively to the Iowa Association of Municipal Utilities. For the year ended June 30, 1997, the Diversified Portfolio paid $71,407 to the Iowa State Association of Counties. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees

(2)    SECURITIES TRANSACTIONS

       Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $18,328,594,693 and $9,645,477,625 respectively for the year ended June 30, 1997. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $18,321,476,747 and $9,651,583,000 respectively for the year ended June 30, 1997.

                              STATISTICAL SECTION

                                                            GROWTH IN FUND UNITS

                 GROWTH OF PARTICIPANTS ASSETS UNDER MANAGEMENT
                              DIVERSIFIED FUND AND
                       DIRECT GOVERNMENT OBLIGATION FUND


                IPAIT              ANNUAL             IPAIT              ANNUAL
DATE          DIV FUND *           GROWTH           DGO FUND **          GROWTH

06/97     $  199,049,090            3.43%         $  58,825,680          -9.94%
03/97     $  240,303,292            6.54%         $  49,692,437          18.91%
12/96     $  214,444,033           14.52%         $  55,091,929          21.40%
09/96     $  206,557,219           12.61%         $  58,868,709          15.62%
06/96     $  192,451,582            4.38%         $  65,317,885          16.48%
03/96     $  225,543,440           14.49%         $  41,790,609          40.80%
12/95     $  187,247,248           14.28%         $  45,378,898          61.99%
09/95     $  183,419,433            8.79%         $  50,916,159         133.73%
06/95     $  184,369,434           12.32%         $  56,078,373          80.01%
03/95     $  196,998,830            7.33%         $  29,680,324         -24.24%
12/94     $  163,844,838           -9.69%         $  28,012,748         -37.19%
09/94     $  168,603,118           -0.03%         $  21,784,470          62.28%
06/94     $  164,149,228           -6.59%         $  31,152,444          63.73%
03/94     $  183,548,823          -14.30%         $  39,174,341          74.69%
12/93     $  181,419,538           -1.02%         $  44,600,604         246.79%
09/93     $  168,662,012          -15.21%         $  13,424,063          -8.52%
06/93     $  175,721,378           -3.92%         $  19,026,307          15.48%
03/93     $  214,180,229            4.68%         $  22,425,329          33.97%
12/92     $  183,291,073           -4.35%         $ 12,860,893          -29.31%
09/92     $  198,907,983           -0.94%         $  14,675,037          67.15%
06/92     $  182,899,353           -7.80%         $  16,475,476         121.42%
03/92     $  204,603,904           -6.03%         $  16,739,378         105.45%
12/91     $  191,625,582            8.01%         $  18,192,600          63.77%
09/91     $  200,793,815           59.98%         $   8,779,691         -73.91%
06/91     $  198,367,235           52.61%         $   7,440,794         -51.89%
03/91     $  217,741,157           81.16%         $   8,147,861         -77.33%
12/90     $  177,410,450           30.38%         $  11,108,759         -46.40%
09/90     $  125,513,147           -1.24%         $  33,654,449           6.66%

  * IPAIT Div Fund inception date 11/13/87
 ** IPAIT DGO Fund inception date 9/1/88

MONTHLY COMPARATIVE YIELDS

                                DIVERSIFIED FUND

                                                      CODE            CODE
                DIV. FUND      IBC US TREASURY     CHAPTER 74A     CHAPTER 74A
DATE             RATE (1)    & AGENCY INDEX (2)   32-89 DAY (3)   90-179 DAY (3)
________________________________________________________________________________

06/97              5.05              4.86              4.80              5.20
05/97              5.04              4.82              4.80              5.10
04/97              5.03              4.78              4.80              5.00
03/97              4.89              4.68              4.80              4.90
02/97              4.88              4.67              4.70              4.80
01/97              4.89              4.69              4.80              5.00
12/96              4.89              4.67              4.80              5.00
11/96              4.90              4.69              4.70              4.90
10/96              4.88              4.68              4.60              4.90
09/96              4.87              4.68              4.80              5.00
08/96              4.82              4.68              4.80              4.90
07/96              4.83              4.66              4.70              5.00

1)   Actual earnings less expenses
2)   IBC U.S. Government & Agencies Monthly Money Fund Report
3)   Iowa Code Chapter 74A minimum public funds deposit rates



                       DIRECT GOVERNMENT OBLIGATION FUND

                                                      CODE            CODE
                DGO FUND      IBC US TREASURY      CHAPTER 74A      CHAPTER 74A
 DATE           RATE (1)      & REPO INDEX (2)    32-89 DAY (3)   90-179 DAY (3)
________________________________________________________________________________

06/97              4.79              4.80              4.80              5.20
05/97              4.76              4.77              4.80              5.10
04/97              4.76              4.76              4.80              5.00
03/97              4.76              4.63              4.80              4.90
02/97              4.86              4.64              4.70              4.80
01/97              4.90              4.68              4.80              5.00
12/96              4.86              4.68              4.80              5.00
11/96              4.81              4.71              4.70              4.90
10/96              4.83              4.62              4.60              4.90
09/96              4.83              4.61              4.80              5.00
08/96              4.89              4.63              4.80              4.90
07/96              4.93              4.61              4.70              5.00

1)   Actual earnings less expenses
2)   IBC U.S. Treasury and Repo Monthly Money Fund Report
3)   Iowa Code Chapter 74A minimum public funds deposit rates

                                                       ANNUAL COMPARATIVE YIELDS



                                 IBC US GOV.                    IBC US TREASURY
DATE           DIV FUND (1)  & AGENCY INDEX (2)  DGO FUND (1)   & REPO INDEX (3)
________________________________________________________________________________

1997              4.92              4.72              4.84              4.68
1996              5.11              4.88              5.03              4.89
1995              4.86              4.72              4.82              4.65
1994              2.88              2.74              2.77              2.70
1993              2.98              2.83              2.76              2.68

1)   Actual earnings less expenses
2)   IBC U.S. Government and Agencies Money Fund Report
3)   IBC U.S. Treasury and Repo Money Fund Report





ANNUAL NET INVESTMENT INCOME





DATE            DIVERSIFIED FUND (1)              DGO FUND (1)
_________________________________________________________________

1997               $   10,527,618                 $    2,709,406
1996                    9,810,282                      2,429,570
1995                    8,321,294                      1,229,044
1994                    4,979,118                        756,594
1993                    5,776,083                        523,937


(1) Investment income less expenses

GLOSSARY OF INVESTMENT TERMS

ACCRUED INTEREST - interest accumulated on all securities in a portfolio since the most recent payment date for each security.

ADMINISTRATOR - entity that carries out IPAIT policies and provides participant recordkeeping services.

AMORTIZED COST - method of accounting that gradually reduces a security's discount or premium on a straight-line basis.

ASSETS - items in financial statement with current market value owned by IPAIT.

CERTIFICATE OF DEPOSIT - debt instrument issued by a financial institution with an interest rate set by competitive forces in the marketplace.

COLLATERAL  - U.S.  government  or  agency  securities  pledged  to IPAIT  until
investment  is  repaid.   For  instance,   the  security  for  a  collateralized
certificate of deposit issued by an Iowa financial institution.

COMPOUND RATE - interest calculation based upon investment of principal plus reinvestment of interest earned from previous period(s). IPAIT portfolio interest is compounded or reinvested monthly.

CUSTODIAN - bank that maintains custody of all IPAIT assets.

DISCOUNT - the dollar amount by which the par value of a bond exceeds its market price.

DIVERSIFIED - spreading of risk by investing assets in several different categories of investment and assorted maturities within those categories.

IBC  -  monthly  and  quarterly   publications   of  IBC  Financial  Data,  Inc.
illustrating money fund expense and performance data.

INVESTMENT ADVISOR - Securities and Exchange Commission registered firm that provides investment advice to IPAIT.

IOWA CODE CHAPTER 74A RATES - Minimum rates at which Iowa financial institutions may accept deposits of public funds for various periods.

LIABILITIES - claims on the assets of IPAIT.

MARKET VALUE - the current price or value of a security.

NET  INVESTMENT   INCOME  -  income  from  IPAIT   investments   distributed  to
participants after payment of program operating expenses.

NOMINAL RATE - simple interest calculation based only upon the principal amount invested without reinvestment of earned interest.

PAR VALUE - value of IPAIT investments at maturity.

PORTFOLIO - all investments owned by IPAIT.

PREMIUM - the dollar amount by which the market price of a bond exceeds its par value.

REDEMPTIONS - withdrawal of funds by participants from IPAIT.

REPURCHASE AGREEMENT - agreement between IPAIT and a seller of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price at a stated time. The transaction is collateralized by U.S. government or U.S. agency securities with a market value of at least 102% of the value of the repurchase agreement.

STRAIGHT-LINE - conservative accounting procedure to reduce a security's premium or discount in equal daily increments over its remaining period to maturity.

U.S. GOVERNMENT AGENCIES - securities issued by U.S. government sponsored corporations such as the Federal Home Loan Bank and Federal National Mortgage Association.

U.S. GOVERNMENT SECURITIES - direct obligations of the U.S. government, such as Treasury bills, notes and bonds.